Share-Based Compensation Plans (Tables)	12 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Summary of Company's Share Awards

The following is a summary of the Company’s share awards:

	Deferred Equity Units	Matching Equity Units	Deferred Equity Units Weighted- Average Intrinsic Value	Matching Equity Units Weighted- Average Intrinsic Value	Deferred Equity Units Weighted- Average Grant- Date Intrinsic Value	Matching Equity Units Weighted- Average Grant- Date Intrinsic Value
Unvested units at September 30, 2017	13	36	$241.75	$111.23	$140.04	$—
Granted	—	—	—	—	—	—
Vested	(7)	(9)	304.22	193.83	133.05	—
Forfeited	—	—	—	—	—	—

Unvested units at September 30, 2018	6	27	$304.22	$167.15	$148.69	$—

Granted	—	—	—	—	—	—
Vested	(2)	(13)	367.96	243.41	147.26	—
Forfeited	—	—	—	—	—	—

Unvested units at September 30, 2019	4	14	$367.96	$219.73	$149.45	$—